DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details) (Designated as hedges, USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other noncurrent assets	$ 3,322	$ 3,391
Derivative instruments, fair value of liabilities	(34,784)	(59,195)
Interest rate swaps
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other noncurrent assets	3,322	3,391
Derivative instruments classified in other long term liabilities	(31,315)	(32,636)
Cross-currency interest rate swaps
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other payables	(3,469)	(9,211)
Derivative instruments classified in other long term liabilities		$ (17,348)